EQUITY RESERVES-based compensation - additional information about equity reserves-based payment arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 1,077	$ 175	$ 117